Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (25,966,762)	$ (14,021,125)
Depreciation expense	74,169	56,284
Stock-based compensation expense	1,074,957	902,074
Grant funds receivables	0	49,006
Prepaid expenses and other current assets	(114,488)	(1,165,705)
Other assets	986,498	(2,163,276)
Accounts payable, accrued expenses and other liabilities	(1,228,013)	(2,687,466)
Total adjustments	793,123	(5,009,083)
Net cash used in operating activities	(25,173,639)	(19,030,208)
Purchase of equipment	(48,946)	(134,258)
Net cash used in investing activities	(48,946)	(134,258)
Net proceeds from sale of common stock and warrants	0	27,727,194
Net proceeds from warrant exercises	4,062,442	7,626,134
Net cash provided by financing activities	4,062,442	35,353,328
Net decrease in cash and cash equivalents	(21,160,143)	16,188,862
Cash and cash equivalents at beginning of period	27,612,732	11,423,870
Cash and cash equivalents at end of period	$ 6,452,589	$ 27,612,732